Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax
Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2018
	Unrealized gains on securities	OTTI (1)	Accumulated other comprehensive income
Balance at December 31, 2017	$2.3	$0.1	$2.4
Change in accumulated other comprehensive income before reclassifications	(1.2)	(0.1)	(1.3)
Amounts reclassified from accumulated other comprehensive loss	0.2	—	0.2
Net current-period other comprehensive loss	(1.0)	(0.1)	(1.1)
Cumulative effect of change in accounting principles (2)	0.4	—	0.4
Balance at December 31, 2018	$1.7	$—	$1.7
(2) See Note 2 - Summary of Significant Accounting Policies for additional information.

	Year Ended December 31, 2017
	Unrealized gains on securities	OTTI (1)	Accumulated other comprehensive income
Balance at December 31, 2016	$2.4	$0.2	$2.6
Change in accumulated other comprehensive loss before reclassifications	—	(0.1)	(0.1)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	—	(0.1)
Net current-period other comprehensive loss	(0.1)	(0.1)	(0.2)
Balance at December 31, 2017	$2.3	$0.1	$2.4

	Year Ended December 31, 2016
	Unrealized gains on securities	OTTI (1)	Accumulated other comprehensive income
Balance at December 31, 2015	$5.9	$0.2	$6.1
Change in accumulated other comprehensive loss before reclassifications	(0.3)	—	(0.3)
Amounts reclassified from accumulated other comprehensive loss	(3.2)	—	(3.2)
Net current-period other comprehensive loss	(3.5)	—	(3.5)
Balance at December 31, 2016	$2.4	$0.2	$2.6

(1) Change in unrealized gains on securities includes OTTI on the Statements of Comprehensive Income.

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2018	2017	2016
Unrealized losses (gains) on securities	$0.2	$(0.1)	$(4.8)	Net realized gains on investments, excluding other-than-temporary impairment losses
	—	—	1.6	Provision for income taxes
Total reclassifications for the period	$0.2	$(0.1)	$(3.2)	Net of tax